Summary of Significant Accounting Policies (Details) - Schedule of probability-weighted cash flows were discounted using a weighted average cost of capital	3 Months Ended
Mar. 31, 2022 USD ($)
Schedule of probability-weighted cash flows were discounted using a weighted average cost of capital [Abstract]
Opening balance	$ (1,014,000)
Additions
Total gains recognized	146,000
Ending balance	$ (868,000)